1112 P1 03/19

SUPPLEMENT DATED MARCH 1, 2019

TO THE PROSPECTUS DATED AUGUST 1, 2018

OF

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

The prospectus is amended as follows:

I.  The following replaces the “Shareholder Fees” and “Example” tables in the “Fund Summary – Fees and Expenses of the Fund” section of the prospectus:

Shareholder Fees

(fees paid directly from your investment)

	Class A1	Class A1	Class C2	Class R6	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	3.75%	3.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None[3]	None[3]	1.00%	None	None

1. The Fund began offering Class A shares (formerly Class M shares) on September 10, 2018.

2. Effective October 5, 2018, Class C shares of the Fund convert automatically to Class A shares of the Fund on a monthly basis in the month of, or the month following, the 10-year anniversary of the Class C shares’ purchase date. Such conversions are on the basis of the relative net asset values of the two classes, are not subject to Class A shares’ sales charges and are not expected to be a taxable event for federal income tax purposes. Certain shares that are invested through retirement plans, omnibus accounts or in certain other instances may not automatically convert if the financial intermediary does not have the ability to track purchases to credit individual shareholders’ holding periods. (See “Your Account – Choosing a Shares Class – Sales Charges - Class C – Automatic Conversion of Class C Shares to Class A Shares After 10-Year Holding Period” for more information.)

3. There is a 0.75% contingent deferred sales charge that applies to investments of $500,000 or more (see “Investments of $500,000 or More” under “Choosing a Share Class”) and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

Example

	1 Year	3 Years	5 Years	10 Years
Class A	$448	$603	$771	$1,259
Class A1	$432	$554	$687	$1,074
Class C	$216	$362	$628	$1,386
Class R6	$48	$155	$272	$614
Advisor Class	$50	$157	$274	$616
If you do not sell your shares:
Class C	$116	$362	$628	$1,386

II.  The following is added to the “Fund Summary – Performance” section of the prospectus:

The figures in the average annual total returns table above reflect the Class A and Class A1 maximum front-end sales charge of 4.25% that was in effect prior to March 1, 2019.  Class A and A1 shares, however, currently are subject to a maximum front-end sales charge of 3.75% effective on March 1, 2019.  If the maximum front-end sales charge of 3.75% was reflected, performance for Class A and Class A1 in the average annual total returns table would be higher.

III. The first chart under the “Your Account – Choosing a Share Class” section of the prospectus is replaced with the following:

Class A	Class C	Class R6	Advisor Class
Initial sales charge of 3.75% or less	No initial sales charge	See "Qualified Investors - Class R6" below	See "Qualified Investors - Advisor Class" below
Deferred sales charge of 0.75% on purchases of $500,000 or more sold within 18 months	Deferred sales charge of 1% on shares you sell within 12 months
Lower annual expenses than Class C due to lower distribution fees	Higher annual expenses than Class A due to higher distribution fees. Automatic conversion to Class A shares after approximately ten years, reducing future annual expenses.

The Fund began offering Class A shares on September 10, 2018.

IV. The chart under the “Your Account – Choosing a Share Class – Sales Charges – Class A & A1” section of the prospectus is replaced with the following:

Sales Charges – Class A & A1

when you invest this amount	the sales charge makes up this % of the offering price[1]	which equals this % of your net investment[1]
Under $100,000	3.75%	3.90%
$100,000 but under $250,000	3.25%	3.36%
$250,000 but under $500,000	2.25%	2.30%
$500,000 or more	0.00%	0.00%

1. The dollar amount of the sales charge is the difference between the offering price of the shares purchased (which factors in the applicable sales charge in this table) and the net asset value of those shares. Since the offering price is calculated to two decimal places using standard rounding criteria, the number of shares purchased and the dollar amount of the sales charge as a percentage of the offering price and of your net investment may be higher or lower depending on whether there was a downward or upward rounding.

V. The following replaces the chart under the “Your Account – Account Policies – Dealer Compensation – Class A, A1 & C” section of the prospectus:

	Class A	Class A1	Class C
Commission (%)	—	—	1.00%[1]
Under $100,000	3.50%	3.50%	—
$100,000 but under $250,000	3.00%	3.00%	—
$250,000 but under $500,000	2.25%	2.25%	—
$500,000 or more	Up to 1.00%	Up to 1.00%	—
12b-1 fee to dealer	0.25%[2]	0.10%[2]	0.65%[3]

1. Commission includes advance of the first year’s 0.15% 12b-1 service fee. Distributors may pay a prepaid commission.

2. For purchases at NAV where Distributors paid a prepaid commission, dealers may start to receive the 12b-1 fee in the 13th month after purchase. For purchases at NAV where Distributors did not pay a prepaid commission, dealers may start to receive the 12b-1 fee at the time of purchase.

3. Dealers may be eligible to receive up to 0.15% at the time of purchase and may be eligible to receive 0.65% starting in the 13th month. During the first 12 months, the full 12b-1 fee will be paid to Distributors to partially offset the commission and the prepaid service fee paid at the time of purchase. For purchases at NAV where Distributors did not pay a prepaid commission, dealers may start to receive the 12b-1 fee at the time of purchase. After approximately 10 years, Class C shares convert to Class A shares and dealers may then be eligible to receive the 12b-1 fee applicable to Class A.

Please keep this supplement with your prospectus for future reference.

1112 SA1 03/19

SUPPLEMENT DATED MARCH 1, 2019

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED AUGUST 1, 2018

OF

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

The Statement of Additional Information (“SAI”) is amended as follows:

I. The following replaces the first paragraph under “Buying and Selling Shares – Initial sales charges:”

The maximum initial sales charge is 3.75% for Class A and Class A1. There is no initial sales charge for Class C, Class R6 and Advisor Class.

II. The following replaces the chart under “Buying and Selling Shares – Initial sales charges – Financial intermediary compensation:”

Amount of Investment	For Funds with an initial sales charge of 5.50% (%)	For Funds with an initial sales charge of 3.75% (%)	For Funds with an initial sales charge of 2.25% (%)
Under $50,000	5.00	3.50	2.00
$50,000 but under $100,000	4.00	3.50	2.00
$100,000 but under $250,000	3.00	3.00	1.75
$250,000 but under $500,000	2.25	2.25	1.25
$500,000 but under $1 million	1.75	1.00	1.00
$1 million but under $4 million	1.00	1.00	1.00
$4 million but under $10 million	1.00	1.00	1.00
$10 million but under $50 million	0.50	0.50	0.50
$50 million or more	0.25	0.25	0.25

III. The following replaces the first paragraph under “Buying and Selling shares – Contingent deferred sales charge (CDSC) - Class A, A1 & C:”

Contingent deferred sales charge (CDSC) - Class A, A1 & C     If you invest any amount in Class C shares, $1 million or more in Class A or A1 shares of mutual funds with a maximum initial sales charge of 5.50% or $500,000 or more for mutual funds with a maximum initial sales charge of 3.75% or 2.25%, either as a lump sum or through our cumulative quantity discount or letter of intent programs, a CDSC may apply on any Class A or A1 shares you sell within 18 months and any Class C shares you sell within 12 months of purchase. The CDSC is 1% of the value of the shares sold or the net asset value at the time of purchase, whichever is less, for Class A and A1 shares of mutual funds with a maximum initial sales charge of 5.50% and for Class C shares.  The CDSC is 0.75% of the value of the shares sold or the net asset value at the time of purchase, whichever is less, for Class A and A1 shares of mutual funds with a maximum initial sales charge of 3.75% or 2.25%; however this CDSC will change to 1.00% on or after March 10, 2020.

Please keep this supplement with your SAI for future reference.